Investment Objectives and Goals	May 01, 2026
Royce International Premier Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce International Premier Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce International Premier Fund’s investment goal is long-term growth of capital.
Royce Micro-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Micro-Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Micro-Cap Fund’s investment goal is long-term growth of capital.
Royce Premier Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Premier Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Premier Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Opportunity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Special Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Total Return Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	Royce Small-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Royce Small-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Value Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Value Fund’s investment goal is long-term growth of capital.
Royce Smaller-Companies Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Smaller-Companies Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Smaller-Companies Growth Fund’s investment goal is long-term growth of capital.
Royce SMid-Cap Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce SMid-Cap Total Return Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	Royce SMid-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Micro-Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Micro-Cap Fund’s investment goal is long-term growth of capital.
Royce Premier Fund - Consultant Class | Royce Premier Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Premier Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Premier Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Opportunity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Special Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Total Return Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	Royce Small-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Royce Premier Fund - A Class | Royce Premier Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Premier Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Premier Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Royce Small-Cap Special Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.